Vessels, net - Additional Information - Year 2017 (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Apr. 02, 2018 USD ($)	Dec. 19, 2017 USD ($)	May 15, 2017 USD ($)	Apr. 27, 2017 USD ($)	Apr. 12, 2017 USD ($)	Mar. 31, 2017 USD ($)	Mar. 24, 2017 USD ($)	Mar. 01, 2017 USD ($)	Feb. 14, 2017 USD ($)	Feb. 10, 2017 USD ($)
Accounting for transactions under common control	$ 350	$ 440
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other	$ 9,623	4,125	$ (106,343)
Aframax tanker under construction Balla
Purchase price													$ 44,500
Delivery date	Apr. 27, 2017
Second hand Very Large Crude Carrier Shiraga
Purchase price												$ 57,000
Delivery date	Jun. 09, 2017
Second hand Aframax Tanker Stamos
Purchase price											$ 29,000
Delivery date	May 15, 2017
Marini, Morandi, Bacon and Judd
Purchase price										$ 120,540
Number of vessels										4
Second-hand Newcastle drybulk vessel Marini
Delivery date	May 02, 2017
Second-hand Newcastle drybulk vessel Morandi
Delivery date	Jul. 05, 2017
Second-hand Newcastle drybulk vessel Bacon
Delivery date	Jul. 06, 2017
Fair value of below market acquired time charters		0
Second-hand Newcastle drybulk vessel Judd
Delivery date	Jul. 13, 2017
Fair value of below market acquired time charters		516
Kelly, Matisse and Valadon drybulk vessels
Purchase price									$ 71,000
Number of vessels									3
Kamsarmax Drybulk secondhand vessel Valadon
Delivery date	May 17, 2017
Kamsarmax Drybulk secondhand vessel Matisse
Delivery date	Jun. 01, 2017
Kamsarmax Drybulk vessel Kelly
Purchase price				$ 26,218
Delivery date	Jun. 14, 2017
Secondhand Kamsarmax drybulk carrier Nasaka
Purchase price								$ 22,000
Delivery date	May 10, 2017
Second hand Kamsarmax drybulk vessel Castellani
Purchase price							$ 23,500
Delivery date	Jun. 06, 2017
Suezmax newbuilding vessel Samsara
Purchase price						$ 64,000
Delivery date	May 19, 2017
Accounting for transactions under common control		440
Date of charter agreement	May 24, 2017
Time charter agreement duration	5 years
Panamax vessel Ecola
Purchase price					$ 8,500
Delivery date	Dec. 29, 2017
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other		$ 4,425